Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other current payables [abstract]
Schedule of trade and other payables

Figures in million - SA rand	2024	2023	2022
Trade creditors	3,983	4,278	4,147
Accruals and other creditors	5,524	6,609	5,470
Other	867	791	1,276
Financial liabilities	10,374	11,678	10,893
Payroll creditors	2,640	3,014	2,496
Leave pay accrual	2,516	1,686	2,123
VAT payable	74	86	141
Total trade and other payables	15,604	16,464	15,653